Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document And Entity Information
Document Type	6-K
Document Period End Date	Mar. 31, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Amendment Flag	false